1933 Act File No. 33-20673
                                          1940 Act File No. 811-5514

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No. 53 ........................        X
                                ----                              ------

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  ------

    Amendment No. 54 .......................................        X
                 ----                                             ------

                           VISION GROUP OF FUNDS

            (Exact Name of Registrant as Specified in Charter)

         5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        C. Grant Anderson, Esquire,
                        Federated Investors Tower,
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
  _ on _______________ pursuant to paragraph (b)(1)(iii)
 X 60 days after filing pursuant to paragraph (a) (i) on _______________ pursuant to paragraph (a) (i)
_ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                 Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

VISION GROUP OF FUNDS

Class B Shares

VISION Managed Allocation Fund--Aggressive Growth
VISION Managed Allocation Fund--Moderate Growth
VISION Managed Allocation Fund--Conservative Growth

VISION Funds oAre NOT FDIC-Insured oHave No Bank Guarantee oMay Lose Value

As  with  all  mutual   funds,   the   Securities   and  Exchange
Commission   (SEC)  has  not   approved  or   disapproved   these
securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


May 1, 2002


CONTENTS

    Fund Goals, Strategies, Risks and Performance

      Bar Charts

      Average Annual Total Return Tables

    Principal Risks of the Funds

    What are the Funds' Fees and Expenses?

    What  are  the  Funds'  Main   Investments   and   Investment
    Techniques?

    Specific Risks of Investing in the Funds

    What do Shares Cost?

      Sales Charge When You Redeem - Class B Shares

    How are the Funds Sold?

      Rule 12B-1 Plans

      Shareholder Services

    How to Purchase Shares

      Placing Your Order

      Payment Methods

      Systematic Investment Program

    How to Redeem Shares

      Redemption Order Methods

      Redemption Payment Options

      Additional Conditions

      Systematic Withdrawal Programs

    How to Exchange Shares

      Class B Share Exchanges

      Systematic Transfer/Exchange Plan (STEP)

    Account and Share Information

      Dividends and Capital Gains

      Tax Information

    Who Manages the Funds?

      Portfolio Managers

    Financial Information




FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

This Prospectus of the VISION Group of Funds (the "Trust") offers Class B Shares of the three Managed Allocation Funds (each, a "Fund"). Under a separate prospectus, the Trust offers Class A Shares of ten portfolios, including three Money Market Funds, four Income Funds and three Managed Allocation Funds, and Class A and Class B Shares of six Equity Funds. Under a separate prospectus, the Trust offers Shares of two other portfolios for institutional investors, including one Money Market Fund and one Income Fund, and Institutional Shares for VISION Money Market Fund. VISION Treasury Money Market Fund and VISION Money Market Fund offer another class of shares, Class S Shares, under a separate prospectus. The following describes the investment goals (objectives), strategies and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

What is a Mutual Fund?
A     registered     investment
company        that       makes
investments    on   behalf   of
individuals  and   institutions
who  share   common   financial
goals.   A  mutual  fund  pools
the  money of its  shareholders
to   invest   in  a  "mix"   of
securities,       called      a
portfolio,   that   pursues   a
specific  objective.  The money
earned  from the  portfolio  of
investments    is   distributed
back   to    shareholders    as
dividends,     or,    if    any
securities   are   sold   at  a
profit,   as   capital   gains.
Shareholders    can    reinvest
their   earnings   to  purchase
additional    shares   of   the
fund,    or    receive    their
earnings in cash.

Benefits of a Mutual Fund:
o     Professional money management

o     Structured, disciplined decision making

o     Asset diversification

o     Choices to pursue a wide range of goals

o     Affordability

o     Accessibility


The  Funds  are   successors  to  the   following   corresponding
portfolios of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

Successor VISION Fund               Corresponding Governor Fund

VISION Managed Allocation Fund -          Lifestyle Growth Fund

      Aggressive Growth

VISION Managed Allocation Fund -          Lifestyle       Moderate
Growth Fund

      Moderate Growth

VISION Managed Allocation Fund -          Lifestyle      Conservative
Growth Fund

Prior to that date, each successor VISION Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each Governor Fund was managed by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank Corporation on October 6, 2000. M&T Bank Corporation is the parent of M&T Asset Management, a department of Manufacturers and Traders Trust Company (the "Adviser"), the adviser for each successor VISION Fund. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to those of the successor VISION Fund, although the Governor Funds had different fee and expense arrangements. The shareholders of each Governor Fund approved the reorganization and received Class A Shares of the successor VISION Fund on the date of the reorganization.


Performance
On the following pages is performance information for the Class A Shares of each Fund, which is another class of shares offered by each Fund. Class A Shares are not offered in this prospectus for the Fund's Class B Shares. The total returns for Class A Shares are disclosed here because Class B Shares have only been offered since May 1, 2002. The Class A Shares total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that these classes do not have the same expenses.

This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, call (800) 836-2211.


Bar Charts
The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares.


Average Annual Total Return
Following the bar chart is a performance table showing the Average Annual Total Return for Class A Shares of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2001. The Funds' total return figures reflect the maximum sales charge that could apply. The market indices are unmanaged and are not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.


Goals
 oVISION MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH seeks capital appreciation.

 o VISION MANAGED ALLOCATION FUND -- MODERATE GROWTH seeks capital appreciation and, secondarily, income.

 o VISION MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH seeks capital appreciation and income.


Strategies
Each Fund seeks to achieve its objective by investing in a combination of underlying funds ("Underlying Funds") managed by the Adviser. Each Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund's goal based upon the Adviser's view of economic conditions. In the case of VISION Managed
Allocation Fund - Aggressive Growth, and VISION Managed Allocation Fund - Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can exceed the amount in equities. In the case of VISION Managed Allocation Fund - Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds exceed the amount in fixed income funds.



VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:


                                 INVESTMENT RANGE
                                 (Percentage of the Managed
                                 Allocation
ASSET CLASS                      Fund - Aggressive Growth Assets)
MONEY MARKET FUNDS               0-20%
Institutional Prime Money Market
Fund
Treasury Money Market Fund
FIXED INCOME FUNDS               0-30%
Institutional Limited Duration
U.S.
Government Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund
EQUITY FUNDS                     70-100%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund


 VISION MANAGED ALLOCATION FUND-- MODERATE GROWTH

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:

                                 INVESTMENT RANGE
                                 (Percentage of the Managed
                                 Allocation
ASSET CLASS                      Fund - Moderate Growth Assets)
MONEY MARKET FUNDS               5-45%
Institutional Prime Money Market
Fund
Treasury Money Market Fund
FIXED INCOME FUNDS               15-50%
Institutional Limited Duration
U.S.
Government Fund*
Intermediate Term Bond Fund
U.S. Government Securities Fund
EQUITY FUNDS                     40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund



THE VISION MANAGED ALLOCATION FUND-- CONSERVATIVE GROWTH

The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated:

                                 INVESTMENT RANGE
                                 (Percentage of the Managed
                                 Allocation
ASSET CLASS                      Fund - Conservative Growth
                                 Assets)

MONEY MARKET FUNDS               5-50%
Institutional Prime Money Market
Fund*
Treasury Money Market Fund

FIXED INCOME FUNDS               35-70%
Institutional Limited Duration
U.S.
Government Fund*
Intermediate Term Bond Fund
U.S. Government Securities Fund

EQUITY FUNDS                     5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund





2



SUMMARY OF GOALS, STRATEGIES AND RISKS OF THE UNDERLYING FUNDS
A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions "What are the Funds' Main Investments and Investment Techniques?" and "Specific Risks of Investing in the Funds." Additional information on each Underlying Fund can be found in separate VISION Funds prospectuses, which are available by calling (800) 836-2211.

Underlying Money Market Funds

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Institutional Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage Backed Securities, Asset Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Institutional Prime Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate Term Bond Fund and U.S. Government Securities Fund, while preservation of capital is a secondary goal of Institutional Limited Duration U.S. Government Fund.

Strategies - Principal Securities. Intermediate Term Bond Fund may invest primarily in each category of Fixed Income Securities. Institutional Limited Duration U.S. Government Fund and U.S. Government Securities Fund may invest primarily in each category of Fixed Income Securities, with the exception of Corporate Debt Securities and Bank Instruments.

Strategies - Duration/Maturity. Institutional Limited Duration U.S. Government Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S. Government Securities Fund will invest primarily in fixed income securities having maturities greater than one year.

Risks. The principal risks applicable to Underlying Fixed Income
Funds are Interest Rate Risks, Credit Risks, Call Risks and
Prepayment Risks.








Underlying Equity Funds

Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

Strategies - Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

Strategies - Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Core Fund each invests primarily in "large cap" securities of companies that, in the case of Large Cap Core Fund, have a market capitalization of at least $10 billion at time of purchase. Mid Cap Stock Fund invests primarily in "mid cap" securities similar in size, at time of purchase, to those within the S&P Mid Cap 400 Index which security size, at March 25, 2002, ranged from approximately $281 million to $10.5 billion. Small Cap Fund invests primarily in "small cap" securities of companies that have a market capitalization under $2 billion at the time of purchase.

Strategies - Style Orientation. International Equity Fund and Large Cap Value Fund use a "value" oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Large Cap Growth Fund uses a "growth" oriented approach, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Core Fund use a "blended" oriented approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Risks Related to Company Size, Risks of Foreign Investing and Risks Associated with Non-Investment Grade Securities.




VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

Total Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Class A
Shares as of the calendar year-end of two years.

The "y" axis reflects the "% Total Return" beginning with -9.00% and increasing in increments of 2.00% up to 3.00%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's Class A Shares start of business through the calendar year ended December 31, 2001. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 2000 and 2001. The percentages noted are:
(3.71)% and (7.71)%.

The total returns shown here are for Class A Shares, which is another class of shares offered by the Fund. Class A Shares are not offered in this prospectus for the Fund's Class B Shares. The total returns for Class A Shares are disclosed here because Class B Shares have only been offered since May 1, 2002. These total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that these classes do not have the same expenses. It is anticipated that expenses of Class B Shares will exceed those of Class A Shares.

The bar chart shows the variability of the Fund's Class A Shares total return on a calendar year-end basis. The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 1.77%.

Within  the  periods  shown  in the  Chart,  the  Fund's  Class A
Shares  highest   quarterly   return  was  9.85%  (quarter  ended
December  31,  2001).  Its lowest  quarterly  return was (12.17)%
(quarter ended September 30, 2001).


Average Annual Total Return Table
The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2001. Returns before taxes are shown for the Fund's Class A Shares. In addition, returns after taxes are shown for the Fund's Class A Shares to illustrate the effect of federal taxes on the Fund's Class A Shares returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's Class A Shares performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                CLASS A CLASS A    CLASS A   S&P 500    LBAB
                RETURNS RETURNS    RETURNS
                BEFORE  AFTER      AFTER
                TAXES   TAXES ON   TAXES ON
                        DISTRIBUTIODISTRIBUTIONS
                                   AND SALES
                                   OF FUND
                                   SHARES2

1 Year          (12.36)%             (7.29)% (11.88)%   8.44%
                        (12.69)%

Start of        (0.89)%              (1.05)% (1.36)%    6.32%
Performance1            (1.71)%
1     The  Fund's  start of  performance  date was  February  18,
1999.
2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION MANAGED ALLOCATION FUND - MODERATE GROWTH

Total Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Class A
Shares as of the calendar year-end of two years.

The "y" axis reflects the "% Total Return" beginning with -15.00% and increasing in increments of 5.00% up to 35.00%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's Class A Shares start of business through the calendar year ended December 31, 2001. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 2000 and 2001. The percentages noted are:
(2.21)% and (2.49)%.

The total returns shown here are for Class A Shares, which is another class of shares offered by the Fund. Class A Shares are not offered in this prospectus for the Fund's Class B Shares. The total returns for Class A Shares are disclosed here because Class B Shares have only been offered since May 1, 2002. These total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that these classes do not have the same expenses. It is anticipated that expenses of Class B Shares will exceed those of Class A Shares.

The bar chart shows the variability of the Fund's Class A Shares total return on a calendar year-end basis. The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 1.02%.

Within  the  periods  shown  in the  Chart,  the  Fund's  Class A
Shares  highest   quarterly   return  was  6.36%  (quarter  ended
December  31,  2001).  Its lowest  quarterly  return was  (7.14)%
(quarter ended September 30, 2001).


Average Annual Total Return Table
The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2001. Returns before taxes are shown for the Fund's Class A Shares. In addition, returns after taxes are shown for the Fund's Class A Shares to illustrate the effect of federal taxes on the Fund's Class A Shares returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's Class A Shares performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                CLASS A CLASS A    CLASS A   S&P 500    LBAB
                RETURNS RETURNS    RETURNS
                BEFORE  AFTER      AFTER
                TAXES   TAXES ON   TAXES ON
                        DISTRIBUTIODISTRIBUTIONS
                                   AND SALES
                                   OF FUND
                                   SHARES2

1 Year          (6.87)%     (7.52)%  (4.16)% (11.88)%   8.44%

Start of        (0.90)%              0.11%   (1.63)%    6.24%
Performance1            (0.37)%
1     The Fund's start of performance date was February 4, 1999.
2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH

Total Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Class A
Shares as of the calendar year-end of two years.

The "y" axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 1.00% up to 3.00%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's Class A Shares start of business through the calendar year ended December 31, 2001. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 2000 and 2001. The percentages noted are: 0.30% and 2.26%.

The total returns shown here are for Class A Shares, which is another class of shares offered by the Fund. Class A Shares are not offered in this prospectus for the Fund's Class B Shares. The total returns for Class A Shares are disclosed here because Class B Shares have only been offered since May 1, 2002. These total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that these classes do not have the same expenses. It is anticipated that expenses of Class B Shares will exceed those of Class A Shares.

The bar chart shows the variability of the Fund's Class A Shares total return on a calendar year-end basis. The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2002 to March 31, 2002 was 0.49%.

Within  the  periods  shown  in the  Chart,  the  Fund's  Class A
Shares  highest   quarterly   return  was  2.23%  (quarter  ended
December  31,  2001).  Its lowest  quarterly  return was  (1.43)%
(quarter ended September 30, 2001).


Average Annual Total Return Table
The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 2001. Returns before taxes are shown for the Fund's Class A Shares. In addition, returns after taxes are shown for the Fund's Class A Shares to illustrate the effect of federal taxes on the Fund's Class A Shares returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB). LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. The S&P 500 is an index of large cap common stocks. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's Class A Shares performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                CLASS A CLASS A    CLASS A   S&P 500    LBAB
                RETURNS RETURNS    RETURNS
                BEFORE  AFTER      AFTER
                TAXES   TAXES ON   TAXES ON
                        DISTRIBUTIODISTRIBUTIONS
                                   AND SALES
                                   OF FUND
                                   SHARES2

1 Year          (1.84)%     (2.96)%  (1.13)% (11.88)%   8.44%

Start of         1.63%        0.09%  0.54%   (2.26)%    6.23%
Performance1
1     The Fund's start of performance date was February 3, 1999.
2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

PRINCIPAL RISKS OF THE FUNDS
The Funds and the Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Each Fund is subject to affiliated persons risk. In managing the Funds, the Adviser has the authority to select and substitute the underlying funds in which the Funds will invest. The Adviser is subject to conflicts of interest in allocating Fund assets among the various underlying funds both because the fees payable to it and/or its affiliates by some underlying funds are higher than the fees payable by other underlying funds and because the Adviser is also primarily responsible for managing the underlying funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds. Following are additional risks associated with investments in the Funds.


What is Risk?
The  chance  that the  value of
an  investment   could  decline
or   that   income   from   the
investment  could be  different
than   expected.    There   are
several   types  of  risk  that
vary  according  to the type of
investment.

                   MANAGED    MANAGED    MANAGED
                   ALLOCATION ALLOCATION ALLOCATION
                   FUND       FUND       FUND
                   AGGRESSIVE MODERATE   CONSERVATIVE
RISKS              GROWTH     GROWTH     GROWTH
Stock Market Risks      X          X           X
1
Risks Related to
  Investing for         X          X           X
  Growth 2
Risks Related to
  Investing for         X          X           X
  Value 3
Risks Related to
  Company Size 4        X          X           X
Interest Rate                      X           X
Risks 5
Credit Risks 6                     X           X
Call Risks 7`                      X           X
Prepayment Risks 8                 X           X
Risks of Foreign        X          X           X
Investing 9

1  The  risk   posed  by  the  fact  that  the  value  of  equity
   securities rise and fall.
2 Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
3 Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
4 The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
5 The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
6 The possibility that an issuer will default on a security by failing to pay interest or principal when due.
7 The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
8 The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.
9 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

WHAT ARE THE FUND'S FEES AND EXPENSES?


 VISION MANAGED ALLOCATION FUNDS

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold Shares of each Fund's Class B Shares.





                                                       Managed    Managed      Managed
                                                       Allocation Allocation  Allocation
                                                       Fund       Fund        Fund
                                                       Aggressive Moderate    Conservative
Shareholder Fees                                       Growth     Growth      Growth
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as    None       None         None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a              5.00%      5.00%        5.00%
percentage of original purchase price or redemption
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested       None        None        None
Dividends (and other Distributions) (as a percentage
of offering price)                                     None         None        None
Redemption Fee (as a percentage of amount redeemed,
if applicable)
Exchange Fee                                           None         None        None


Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee (2)                                   0.25%     0.25%     0.25%
Distribution (12b-1) Fee                             0.75%     0.75%     0.75%
Shareholder Services Fee                             0.25%     0.25%     0.25%
Other Expenses(3)                                    1.38%     1.22%     2.96%
Total Annual Fund Operating Expenses                2.63%(4)  2.47%(4)  4.21%(4)

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending April 30, 2002.

   Total Waivers of Fund Expenses                      0.63%     0.47%     2.21%
  Total Actual Annual Fund Operating Expenses (after   2.00%     2.00%    2.00%
  waivers)


2 The advisor expects to voluntarily waive all of the management fee. The advisor can terminate this anticipated voluntary waiver at any time. The management fee paid by the Funds (after the anticipated voluntary waivers) were 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2002.

3 The adviser expects to voluntarily reimburse certain operating expenses of the Funds. The adviser can terminate this anticipated voluntary reimbursement at any time. Total other expenses paid by the Fund (after the anticipated voluntary reimbursement) were 1.00%, 1.00% and 1.00%, respectively, for the fiscal year ending April 30, 2002.


4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower operating expenses than Class B Shares.


---------------------------------------------------------------------------


Example
This Example is intended to help you compare the cost of investing in each Fund's Class B Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in each Fund's Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each Fund's Class B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                          1 Years    3 Year       5 Year    10 Years
Share Class
Aggressive Growth
Expenses assuming         $ 766      $1,117      $1,595    $2,964
redemption
Expenses assuming no      $ 266     $817        $1,395    $2,964
redemption
Moderate Growth
Expenses assuming         $ 750     $1,070      $1,516    $2,806
redemption
Expenses assuming no      $ 250     $770        $1,316    $2,806
redemption
Conservative Growth
Expenses assuming         $ 923     $1,578      $2,347    $4,380
redemption
Expenses assuming no      $ 423     $1,278      $2,147    $4,380
redemption


---------------------------------------------------------------------------


WHAT ARE THE FUNDS' MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

PRINCIPAL SECURITIES OF THE FUNDS:
The principal securities of each Fund are marked with an "x."


                       MANAGED      MANAGED      MANAGED
                       ALLOCATION   ALLOCATON    ALLOCATION
                       FUND -       FUND -       FUND -
                       AGGRESSIVE   MODERATE     CONSERVATIVE
                       GROWTH*      GROWTH*      GROWTH*

Equity Securities      X            X            X
  Common Stocks        X            X            X
  Preferred Stocks     X            X            X
Fixed Income SecuritiesX            X            X
   Treasury Securities X            X            X
    Agency Securities  X            X            X
   Corporate Debt      X            X            X
Securities
    Municipal          X            X            X
Securities
    Tax-Exempt         X            X            X
Securities
    Municipal Notes    X            X            X
    Mortgage-Backed    X            X            X
Securities
    Collateralized     X            X            X
Mortgage
     Obligations (CMOs)
    Asset-Backed       X            X            X
Securities
    Zero Coupon        X            X            X
Securities
    Bank Instruments   X            X            X
    Credit Enhancement X            X            X
Foreign Securities     X            X            X
    Depositary ReceiptsX            X            X
    Foreign Exchange   X            X            X
Contracts
    Foreign Government X            X            X
     Securities
*Through investment in the underlying funds


EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Underlying Equity Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Underlying Equity Funds may invest. See also "Convertible Securities" below.




Common Stocks
Common  stocks are the most  prevalent  type of equity  security.
Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Underlying Funds may also treat such redeemable preferred stock as a fixed income security.


FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which an Underlying Fund may invest.


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Underlying Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. An Underlying Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Convertible Securities
Convertible  securities  are  fixed  income  securities  that  an
Underlying Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Underlying Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Underlying Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Underlying Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security  is issued  the  conversion  price  exceeds  the  market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Underlying Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Underlying Funds may invest in convertible securities rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Underlying Funds treat  convertible  securities as both fixed income and  equity  securities  for  purposes  of its  investment
policies    and    limitations,    because   of   their    unique
characteristics.


Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the income of certain municipal securities investments may be taxable.




Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.


Municipal Notes
Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Variable Rate Demand Instruments
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to
cause  the   securities  to  trade  at  their  face  value.   The
Underlying   Funds  treat  demand   instruments   as   short-term
securities, because their valuable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.


Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.


Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.


Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

 o it is organized under the laws of, or has a principal office located in, another country;

 o the principal trading market for its securities is in another country;
  or

 o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts
(ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which an underlying Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the underlying fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Underlying Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Underlying Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


PORTFOLIO TURNOVER
Each Underlying Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Underlying Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Underlying Fund's trading costs and may have an adverse impact on the Underlying Fund's performance.


TEMPORARY DEFENSIVE INVESTMENTS
The Underlying Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Underlying Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser or Sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, an Underlying Fund must rely entirely upon the Adviser's or Sub-Adviser's credit assessment that the security is comparable to investment grade.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. The Funds intend to invest substantially all their assets in underlying VISION Funds in order to achieve their respective investment goals.


SPECIFIC RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS
The value of equity securities in each Underlying Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Underlying Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Underlying Fund's (and, consequently, a Fund's) share price may decline.

The Adviser or Sub-Adviser attempts to manage market risk by limiting the amount an Underlying Fund invests in each company's equity securities. However, diversification will not protect an Underlying Fund against widespread or prolonged declines in the stock market.


RISKS RELATED TO INVESTING FOR GROWTH
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.


RISKS RELATED TO INVESTING FOR VALUE
Due  to  their  relatively  low  valuations,   value  stocks  are
typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


INTEREST RATE RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest  rate  changes  have a  greater  effect  on the price of
fixed  income   securities   with  longer   durations.   Duration
measures the price sensitivity of a fixed income security to changes in interest rates.




CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, an Underlying Fund holding that security will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor
Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, an Underlying Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S.
Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving an Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.


CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, an Underlying Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


PREPAYMENT RISKS
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage  backed  securities  generally  compensate  for  greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

An  Underlying   Fund  may  have  to  reinvest  the  proceeds  of
mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.


RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent an Underlying Fund and its Adviser and Sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign  countries may have  restrictions on foreign ownership of
securities  or  may  impose  exchange   controls,   capital  flow
restrictions or repatriation restrictions which could adversely affect the liquidity of the Underlying Fund's investments.


RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
The convertible securities in which the Underlying Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


FUND EXPENSES
Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Funds and the Underlying Funds in which they will invest will each bear these expenses, so investors in the Underlying Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.




WHAT DO SHARES COST?
What is a Sales Load?
A sales  charge,  or  load,  is
common  for many  mutual  funds
purchased       through      an
investment   professional.   It
is  a  way  to   compensate  an
objective,          experienced
professional  for  his  or  her
advice  in  helping   you  make
the right investment decision.
You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offer Class A Shares and Class B Shares. The differences between the two classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Class B Shares of the Funds do not charge front-end sales charges.

The value of Shares of the Funds is based upon the share prices of the Underlying Funds in which it invests; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. In all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time, an Underlying Fund may purchase securities that trade in foreign markets on days
the  NYSE  is  closed.   If  an   Underlying   Fund  directly  or
indirectly owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of an Underlying Fund's (and therefore, the Fund's) assets may change on days you cannot purchase or redeem Shares.

NAV for the Funds and the Underlying Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Underlying Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Underlying Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Each Fund's and Underlying Fund's current NAV and/or public offering price may be found in the mutual funds section of certain newspapers under "VISION Funds."

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250, or unless the investment is by a Sweep Account, in which case the minimum initial investment is $1,000,000. Subsequent investments must be in amounts of at least $25.

The minimum  initial  and  subsequent  investment  amounts may be
waived  or   lowered   from  time  to  time.   An   institutional
investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

The maximum contingent deferred sales charge you will pay (at the time of redemption) on Class B Shares is 5.00%. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.



What is the Difference Between A and B Shares?
When you  purchase  A shares of
a  mutual  fund,  you pay a one
time  sales  charge at the time
of  your  initial   investment.
Sometimes  you can reduce  this
charge  by  investing  a larger
dollar    amount.    When   you
purchase  B shares  of a mutual
fund,   you  do   not   pay  an
up-front      sales     charge.
Instead,   you   will   pay   a
back-end  sales  load  called a
"contingent    deferred   sales
charge"  if  you  redeem   your
shares  within a  certain  time
period.







SALES CHARGE WHEN YOU REDEEM--Class B Shares
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge
(CDSC), as follows:

SHARES HELD UP TO:    CDSC
1 year                5.00%
2 years               4.00%
3 years               3.00%
4 years               3.00%
5 years               2.00%
6 years               1.00%
7 years or more       0.00%
Class B  Shares  convert  to  Class A  Shares  (which  pay  lower
ongoing   expenses)  eight  years  after  purchase.   This  is  a
non-taxable event.


You will not be charged a CDSC when redeeming Class B Shares:
 o purchased with reinvested dividends or capital gains;

 o you reinvested within 90 days of a previous redemption;

 o that you exchanged into the same share class of another VISION Fund where the Shares were held for the applicable CDSC holding period (other than a money market fund);

 o purchased through investment professionals who did not receive advanced sales payments;

 o if, after you purchase Shares, you become disabled, as defined by the IRS;

 o if the redemption qualified under the Systematic Withdrawal Program;

 o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 o if your redemption is a required retirement plan distribution;

 o upon the death of the last surviving shareholder of the account.

If   your   redemption   qualifies,   you  or   your   investment
professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.


To keep the sales charge as low as possible, a Fund redeems your Shares in this order:
 o Shares that are not subject to a CDSC; and

 o Shares held the longest (to determine the number of years your Shares have been held, include the time you held Class B shares of other VISION Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW ARE THE FUNDS SOLD?
The Funds  offer two share  classes:  Class A Shares  and Class B
Shares. Each class represents interests in a single portfolio of securities.

This prospectus relates only to Class B Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class A Shares.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLANS
Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds' Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, a subadviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SHAREHOLDER SERVICES
The Funds have adopted a Shareholder Services Plan on behalf of the Funds' Shares, which is administered by Federated Services Company. M&T Securities, Inc. acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.


HOW TO PURCHASE SHARES

PLACING YOUR ORDER
You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Where a Fund  offers  more  than one  Share  Class and you do not
specify  the  Class   choice  on  your  form  of   payment,   you
automatically will receive Class A Shares.

The Funds reserve the right to reject any purchase  request.  The
Funds do not issue share certificates.


THROUGH M&T BANK
To  purchase   Shares  through  M&T  Bank,   contact  an  account
representative  at M&T Bank or  affiliates of M&T Bank which make
Shares available, or Mutual Fund Services at (800) 836-2211.


THROUGH M&T SECURITIES, INC.
To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.


THROUGH AN AUTHORIZED DEALER
Contact your Authorized Dealer for specific instructions on how to purchase Shares.


PAYMENT METHODS
Payment  may be made by check,  federal  funds wire or  Automated
Clearing House (ACH).


PAYMENT BY CHECK
To  purchase  Shares  of the  Funds  for the  first  time by mail
using  a  check  as  payment,   complete   and  sign  an  account
application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

    VISION Group of Funds
    P.O. Box 4556
    Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.


PAYMENT BY WIRE
You may purchase shares by Federal Reserve wire, whereby your bank sends money to the Funds' custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.

If you place  your order  before  the close of  regular  trading,
normally  4:00  p.m.   (Eastern  time),  you  will  receive  that
closing day's NAV, provided that your payment by federal funds is received the next business day.


PAYMENT BY AUTOMATED CLEARING HOUSE (ACH)
You may purchase shares by transferring money via ACH from your checking or NOW deposit account to your Fund account. If you place your order by 3:00 p.m. (Eastern time), you will receive that closing day's NAV.


CUSTOMER AGREEMENTS
Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees
charged   for   those   services,   and  any   restrictions   and
limitations imposed.


SYSTEMATIC INVESTMENT PROGRAM
Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call Mutual Fund Services for an application.


THROUGH AN EXCHANGE
You may purchase Shares of the Funds through an exchange from the same Share class of another VISION Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


RETIREMENT INVESTMENTS
Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact the Funds and consult a tax adviser.

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times, less any applicable CDSC. Shares may be redeemed by telephone or by mail. Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

You  should  note that  there  may be  different  cut-off  times,
depending   upon  the   method  of  payment   you   choose   (see
"Redemption Payment Options" below).


REDEMPTION ORDER METHODS

By Telephone
To redeem  shares by  telephone,  call  Mutual  Fund  Services at
(800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal
Reserve wire or ACH to your designated bank account.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call Mutual Fund Services.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the VISION Group of Funds and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.




By Mail
You may redeem Shares by sending your written request to:

    VISION Group of Funds
    P.O. Box 4556
    Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name and share class, your account number, and the number of Shares or dollar amount you wish to redeem. Please call Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.


REDEMPTION PAYMENT OPTIONS
You may receive your redemption proceeds by wire, by ACH transfer, or by check.


By Wire
 o To receive payment of redemption proceeds by wire, call before the close of regular trading, normally 4:00 p.m. (Eastern time), to receive that day's closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.

 oCertain financial institutions may charge a fee for wire transfers.


By ACH
You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.


By Check
Normally,   a  check  for  the  proceeds  is  mailed  within  one
business day after your redemption order is received, but in no event more than seven business days, after receipt of a proper redemption request.


ADDITIONAL CONDITIONS

Signature Guarantees
You must have a signature guarantee on written redemption requests:

 o when you are requesting a redemption of $50,000 or more;

 o when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

 o when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.


Limitations on Redemption Proceeds
Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 o to allow your purchase payment to clear;

 o during periods of market volatility; or

 o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.


SYSTEMATIC WITHDRAWAL PROGRAMS

Class B Shares
A CDSC will not be charged on SWP redemptions of Class B Shares if:

 o Shares redeemed are 12% or less of the account value in a single year;

 o the account is at least one year old;

 o all dividends and capital gains distributions are reinvested; and

 o the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

This program may reduce,  and eventually  deplete,  your account.
Payments should not be considered yield or income. For more information and an application form for this program call
Mutual Fund Services at (800) 836-2211.


REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


REDEMPTION FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


HOW TO EXCHANGE SHARES
You may exchange Shares of a Fund for the same share class of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Funds receive the exchange request in proper form. In order to exchange Shares you must:

 o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

 o establish an account into the Fund you want to acquire if you do not have an account in that Fund;

 o ensure that the account registrations are identical;

 o receive a prospectus for the Fund into which you wish to exchange; and

 o only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional  information  about the exchange  privilege,  call
Mutual Fund Services at (800) 836-2211.

You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other VISION Funds.


EXCHANGING SHARES BY TELEPHONE
You may  exchange  Shares  between  Funds by calling  Mutual Fund
Services at (800) 836-2211.

Exchange instructions must be received by Mutual Fund Services and transmitted to Federated Shareholder Services Company by the close of regular trading, normally 4:00 p.m. (Eastern time), for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the VISION Group of Funds and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.


EXCHANGING SHARES BY MAIL
You may exchange Shares by mail by sending your written request to:

   VISION Group of Funds
   P.O. Box 4556
   Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.


SYSTEMATIC TRANSFER/EXCHANGE PLAN (STEP)
You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Transfer/Exchange Plan, call Mutual Fund Services at (800) 836-2211.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). All Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS
The Funds declare and pay dividends quarterly.

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

How are Capital Gains Different from Dividends?
Capital  gains are the  profits
that   result   when  a  mutual
fund  sells a  security  in its
portfolio  at  a  higher  price
than when it was  bought.  In a
mutual  fund,  profits from the
sale  of   securities   in  the
fund's  portfolio  are  usually
distributed   to   shareholders
annually.   Dividends  are  the
money   that   the   fund   has
earned    -   and    paid    to
shareholders    -   from    the
income  the  fund  receives  on
the investments it holds.

TAX INFORMATION
The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily capital gains.

Redemptions  and exchanges are taxable  sales.  Capital gains and
non-exempt   dividends  are  taxable  whether  paid  in  cash  or
reinvested  in  the  Fund.   Please   consult  your  tax  adviser
regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?
The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 2001, M&T Bank had over $8 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2001, M&T Bank managed $3 billion in net assets of money market funds and $1 billion in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For  its  services  under  an  Advisory  Contract,   the  Adviser
receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

FUND NAME                               ADVISORY FEE
Each Managed Allocation Fund                  0.25%
The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.


PORTFOLIO MANAGERS
Thomas R. Pierce and Mark Stevenson co-manage the Funds. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

Mr. Stevenson is a Chartered Financial Analyst. He is a Vice President with M&T Bank. Additionally, Mr. Stevenson has been with Martindale Andres & Company LLC ("Martindale") since 1990, and for the past five years has managed retirement plan and personal trust assets for the clients of Martindale. Martindale became a subsidiary of M&T Bank Corporation, parent of M&T Bank, on October 6, 2000.




FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The  Funds'  fiscal  year end is April 30. As this is the Class B
Shares first fiscal year, financial information is not yet available.



VISION MANAGED ALLOCATION FUND--AGGRESSIVE GROWTH
Class B Shares

VISION MANAGED ALLOCATION FUND--MODERATE GROWTH
Class B Shares

VISION MANAGED ALLOCATION FUND--CONSERVATIVE GROWTH
Class B Shares

MAY 1, 2002
A Statement of Additional Information (SAI) dated May 1, 2002 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAIs, the Annual and Semi-Annual Reports and other information without charge, and to make inquiries, call (800) 836-2211.

You can obtain information about the Funds (including the SAIs) by writing to or visiting the SEC's Public Reference Room in Washington, D.C. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza Buffalo, NY 14203

CO-ADMINISTRATOR

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779







TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

SEC File No. 811-5514
Cusip______
Cusip _____
Cusip _____

_______ (05/02)



                           VISION GROUP OF FUNDS



                    Statement of Additional Information

                                May 1, 2002
===========================================================================

===========================================================================

           VISION Managed Allocation Fund - Conservative Growth

                              Class B Shares

             VISION Managed Allocation Fund - Moderate Growth

                              Class B Shares

            VISION Managed Allocation Fund - Aggressive Growth

                              Class B Shares


10


===========================================================================

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated May 1, 2002.

Obtain the prospectus without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).


===========================================================================
CONTENTS
How Are the Funds Organized?
Securities In Which the Funds Invest
Investment Risks
Fundamental Investment Objectives
Investment Limitations
Determining Market Value of Securities
What Do Shares Cost?
How Are the Funds Sold?
Exchanging Securities For Shares
Subaccounting Services
Redemption in Kind
Account and Share Information
Tax Information
Who Manages and Provides Services to the Funds?
How Do the Funds Measure Performance?
Investment Ratings
Addresses...                                                Back Cover Page

Cusip  _______
Cusip _______
Cusip _______
            _______ (05/02)


HOW ARE THE FUNDS ORGANIZED?
===========================================================================
Each Fund covered by this SAI is a diversified portfolio of VISION Group of Funds (the "Trust"), a Delaware business trust. On August 11, 2000, the Trust was  organized  to acquire all of the assets and  liabilities  of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

All Funds  offer  Class A Shares  and Class B Shares.  This SAI  relates to
Class B Shares only. The Funds' investment adviser is M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank or Adviser).

The following Funds are successors to the corresponding portfolios of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

      ......
---------------------------------------------------------------------------
Successor Fund of the Trust
                                     Corresponding Governor Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Conservative Growth Fund
Fund --Conservative Growth
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Moderate Growth Fund
Fund --Moderate Growth
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VISION Managed Allocation            Lifestyle Growth Fund
Fund --Aggressive Growth
---------------------------------------------------------------------------

Prior to that date, each Fund had no investment operations. Accordingly, the performance information and financial information provided in this SAI for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank Corporation on October 6, 2000. M&T Bank Corporation is the parent of M&T Bank, the adviser for each of the successor Funds of the Trust. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to those of the successor Funds. The shareholders of each Governor Fund approved the reorganizations and received Class A Shares of the successor Fund on the date of the reorganization.

SECURITIES IN WHICH THE FUNDS INVEST
===========================================================================
Each Fund seeks to achieve its investment objective by investing in a combination of underlying funds managed by the Adviser. Through such investment in underlying funds, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. In addition, each Fund may invest in Fixed Income Securities directly, as an acceptable (but not principal) investment of a Fund. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

---------------------------------------------------------
                         Managed   Managed     Managed
                       Allocation  AllocationAllocation
                         Fund -    Fund -      Fund -
                       ConservativeModerate  Aggressive
                         Growth     Growth     Growth
                       ----------------------------------
---------------------------------------------------------
Equity Securities           P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Common Stocks             P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Preferred Stocks          P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Real Estate               A          A          A
Investment Trusts
---------------------------------------------------------
---------------------------------------------------------
  Warrants3                 A          A          A
---------------------------------------------------------
---------------------------------------------------------
Fixed Income                P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Treasury Securities       P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Agency Securities         P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Corporate Debt            P          P          P
Securities1
---------------------------------------------------------
---------------------------------------------------------
  Municipal Securities      P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Tax-Exempt                P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Municipal Notes           P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Commercial Paper          A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Demand Instruments        A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Mortgage Backed           P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Collateralized            P          P          P
Mortgage Obligations
---------------------------------------------------------
---------------------------------------------------------
  Asset Backed              P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Zero Coupon               P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
  Bank Instruments          P          P          P
---------------------------------------------------------
---------------------------------------------------------
   Credit Enhancement       P          P          P
---------------------------------------------------------
---------------------------------------------------------
Convertible                 A          A          A
Securities4
---------------------------------------------------------
---------------------------------------------------------
Tax Exempt Securities2      P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Variable Rate             A          A          A
  Demand Instruments
---------------------------------------------------------
---------------------------------------------------------
Foreign Securities          P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Depository Receipts       P          P          P
---------------------------------------------------------
---------------------------------------------------------
  Foreign Exchange          P          P          P
Contracts
---------------------------------------------------------
---------------------------------------------------------
  Foreign Government        P          P          P
Securities
---------------------------------------------------------
---------------------------------------------------------
Derivative Contracts        N          N          N
---------------------------------------------------------
---------------------------------------------------------
  Futures Contracts         A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Options                   A          A          A
---------------------------------------------------------
---------------------------------------------------------
Special Transactions        A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Repurchase                A          A          A
Agreements
---------------------------------------------------------
---------------------------------------------------------
  Reverse Repurchase        A          A          A
Agreements
---------------------------------------------------------
---------------------------------------------------------
  Delayed Delivery          A          A          A
Transactions
---------------------------------------------------------
---------------------------------------------------------
  Securities Lending        A          A          A
---------------------------------------------------------
---------------------------------------------------------
  Asset Coverage            A          A          A
---------------------------------------------------------
---------------------------------------------------------
Investing in                A          A          A
Securities of Other
Investment Companies
---------------------------------------------------------

---------------------------------------------------------------------------
1. Rated in the top four rating categories of a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable quality as determined by the Adviser or sub-adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.
1.    Which are in one of the top four rating categories of an NRSRO.
1. The underlying funds do not have a present intent to invest more than 5% of their respective net assets in warrants.
1. The underlying funds may invest in convertible securities rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.



SECURITIES DESCRIPTIONS AND TECHNIQUES
Following  are   descriptions   of  securities  and  techniques  that  each
underlying fund (and, in the case of Fixed Income Securities, each Fund) may or may not pursue, as noted in the preceding table.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. An underlying fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which an underlying fund may invest.

   Common Stocks
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. An underlying fund may also treat such redeemable preferred stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). An underlying fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.


   Treasury Securities
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

   A fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Municipal Securities
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs  include  planned  amortization  classes
         (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   Asset Backed Securities
   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Bank Instruments
   Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

   Zero Coupon Securities
   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   Credit Enhancement
   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a fund has the option to exchange for equity securities at a specified conversion price. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The equity funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds
   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.



      Private Activity Bonds
      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   Municipal Notes
   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a fund may also invest directly in individual leases.

Foreign Securities
Foreign  securities  are  securities  of issuers  based  outside the United
States.  The  funds  consider  an  issuer to be based  outside  the  United
States if:

|     it is organized under the laws of, or has a principal  office located in, another country;

|     the  principal  trading  market  for  its  securities  is in  another country; or
|     it (or its  subsidiaries)  derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.





   Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, an underlying fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the underlying fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the underlying fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The underlying funds may also trade derivative  contracts  over-the-counter
(OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how an underlying fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the underlying fund's exposure to market and currency risks, and may also expose the underlying fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The underlying funds may trade in the following types of derivative contracts.

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The underlying funds may buy/sell financial futures contracts.



   Options
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call  options  on  portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|     Buy  put  options  on  portfolio  securities  in  anticipation  of  a decrease in the value of the underlying asset.

   Each underlying fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the underlying fund is exercised, the underlying fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each underlying fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the underlying fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the underlying fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

   Repurchase Agreements
   Repurchase agreements are transactions in which the underlying fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. An underlying fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The underlying funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase agreements are repurchase agreements in which an underlying fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the underlying fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions, including when issued transactions, are arrangements in which the underlying fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the underlying fund to the issuer and no interest accrues to the underlying fund. The underlying fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the underlying fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the underlying fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the underlying fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the underlying fund.

   Securities Lending
   An underlying fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the underlying fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the underlying fund the equivalent of any dividends or interest received on the loaned securities.

   The  underlying  fund will reinvest cash  collateral in securities  that qualify as an acceptable investment for the fund. However, the underlying fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the underlying fund or the borrower. The underlying fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The underlying fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with derivatives contracts or special transactions, an underlying fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the underlying fund's obligations. Unless the underlying fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the underlying fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The underlying funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

INVESTMENT RISKS
===========================================================================

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in an underlying fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. An underlying fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser or subadviser of an underlying fund attempts to manage market risk by limiting the amount an underlying fund invests in each company's equity securities. However, diversification will not protect the underlying fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the
Adviser or subadviser of an underlying fund allocates more of an underlying fund's portfolio holdings to a particular sector, that fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the underlying fund's (and, therefore, the Fund's) performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income  securities  that
have  not  received  any  credit  ratings,   have  received  ratings  below
investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the underlying fund's (and, therefore, the Fund's) performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that an underlying fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the underlying fund will be required to continue to hold the security or keep the position open, and the underlying fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies.
Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser or subadviser of an underlying fund attempts to manage currency risk by limiting the amount the underlying Fund invests in securities denominated in a particular currency. However, diversification will not protect the underlying fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than
United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent an underlying fund and its Adviser or subadviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of an underlying fund's investments.

To the extent an underlying fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes an underlying fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify an underlying fund's risk of loss and potential for gain.
Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the underlying fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving an underlying fund will fail to meet its obligations. This could cause the underlying fund to lose the benefit of the transaction or prevent the underlying fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, an underlying fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

An  underlying   fund  may  have  to  reinvest  the  proceeds  of  mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The convertible securities in which the Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by an underlying fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Fund Expenses

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Funds and the Underlying Funds in which they will invest will each bear these expenses, so investors in the Underlying Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

FUNDAMENTAL INVESTMENT OBJECTIVES
===========================================================================

The Managed Allocation Fund - Conservative Growth's investment objective is to seek capital growth and income.

The Managed Allocation Fund - Moderate Growth's investment objective is to seek capital growth. Income is a secondary objective.

The Managed Allocation Fund - Aggressive Growth's investment objective is to seek capital appreciation.

Unless otherwise stated above, all of the investment objectives listed above are fundamental. The investment objective may not be changed by the Funds' Trustees without shareholder approval.


investment limitations
===========================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

The Funds will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund); and (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

In addition, the Funds will not:

1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

Portfolio Turnover

The portfolio turnover rate for each Fund and underlying fund is calculated by dividing the lesser of a fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund or underlying fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.



DETERMINING MARKET VALUE OF SECURITIES
===========================================================================


Market values of the Funds' and the underlying funds' portfolio securities are determined as follows:

|     for  equity  securities,  according  to the  last  sale  price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts and options are generally  valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

|     for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities  at fair value as  determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
===========================================================================

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-Class B Shares These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

|     following  the  death or  post-purchase  disability,  as  defined  in
   Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

|     representing  minimum  required   distributions  from  an  Individual
   Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

|     of Shares that represent a reinvestment  within 90 days of a previous redemption;

|     of Shares held by the Trustees,  employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

|     of Shares originally  purchased  through a bank trust  department,  a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

|     which are  involuntary  redemptions  processed  by a Fund because the accounts do not meet the minimum balance requirements; and

|     which  are   qualifying   redemptions  of  Class  B  Shares  under  a
   Systematic Withdrawal Program.

HOW ARE THE FUNDS SOLD?
===========================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLANS (Class b shares)
As compensation type plans, the Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers (including M&T Securities, Inc. and its affiliates), trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Funds may pay M&T Securities, Inc. for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor (but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
===========================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
===========================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
===========================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION
===========================================================================

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



TAX INFORMATION
===========================================================================


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If an underlying fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the underlying funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from an underlying fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If an underlying fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies
(PFIC), and the underlying fund may be subject to Federal income taxes upon disposition of PFIC investments.



WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
===========================================================================

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds
(i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of eighteen funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION


-------------------------------------------------------------- -------------
Name
Address             --                                         ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupations for Past Five          From
--------------------  Years and Other Directorships Held          Trust
Date Service Began
                    ------------------------------------------ -------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"), division
Traders Trust         head for M&T Bank's investment area,
Company               M&T Investment Group.
One M&T Plaza
Buffalo, NY 14203     Other Directorships Held:  None
Birthdate:
November 3, 1955

Trustee

Began serving:
August 2000

--------------------------------------------------------------------------------

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the Funds' adviser.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


-------------------------------------------------------------- -------------
Name
Address             --                                         ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupationsfor Past Five           From
--------------------  Years and Other Directorships Held          Trust*
Date Service Began
Randall I. Benderson   Principal Occupations: President and      $13,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

-------------------------------------------------------------- -------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $13,000
Roycroft Campus       Board,  HealthNow New York, Inc.
21 South Grove        (health care company) ; Chairman of
Street, Suite 291     the Board, Catholic Health System of
East Aurora, NY       Western New York (hospitals, long-term
14052                 care, home health care); and former
Birth date: July      President, Chief Executive Officer and
20, 1934              Vice Chairman, Pratt & Lambert United,
                      Inc. (manufacturer of paints and
Trustee               chemical specialties).

Began serving:        Other Directorships Held: Energy East
February 1988         Corp.

---------------------
                    ------------------------------------------ -------------
John S. Cramer        Principal Occupations: Retired              $8,000
4216 Jonathan Lane    President and Chief Executive Officer,
Harrisburg, PA 17110  Pinnacle Health System (health care).
Birth date:
February 22, 1942     Other Directorships Held: None

Trustee

Began serving:
December 2000

                    ------------------------------------------ -------------
Daniel R. Gernatt,    Principal Occupations: President and       $13,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor   Executive Vice President, Dan Gernatt
Hollow Roads          Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

-------------------------------------------------------------- -------------
George K.             Principal Occupations: Retired             $12,500
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

* This Compensation includes payments made to the Trust's Trustees by VISION Group of Funds, Inc. (Corporation) in their capacity as Directors of the Corporation. The Corporation reorganized into the Trust on November 8, 2000. (See "How are the Funds Organized").



OFFICERS

-------------------------------------------------------------- -------------

----------------------                                       -------------------
--------------------                                           ------------
Name                                                              Total
Address               ---------------------------------------  Compensation
----------------------Principal Occupations for Past Five          From
Birth date            Years and Previous Positions               Trust**
Position With Trust
-------------------------------------------------------------- -------------
Edward C. Gonzales    Principal Occupations: President,             $0
--------------------  Executive Vice President and Treasurer
Federated Investors   of other funds distributed by
Tower                 Federated Securities Corp.; Vice
Pittsburgh, PA        Chairman, Federated Investors, Inc.;
Birth date: October   Trustee, Federated Administrative
22, 1930              Services.

Chairman and          Previous Positions:  Trustee or
Treasurer             Director of other funds distributed by
                      Federated Securities Corp.; CEO and
                      Chairman, Federated Administrative
                      Services; Vice President, Federated
                      Investment Management Company,
                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                    ---
--------------------- ---------------------------------------- -------------
Carl W. Jordan        Principal Occupations: President, M&T         $0
One M&T Plaza         Securities, Inc., since 1998;
Buffalo, NY           Administrative Vice President, M&T
Birth date: January   Bank, 1995-1998.
2, 1955

President

--------------------- ---------------------------------------- -------------
Kenneth G. Thompson   Principal Occupations: Vice President,        $0
One M&T Plaza         M&T Bank, since 1999; Regional Sales
Buffalo, NY           Manager, M&T Securities, Inc.,
Birth date:           1995-1999.
September 4, 1964

Vice President

--------------------- ---------------------------------------- -------------
Beth S. Broderick     Principal Occupations: Vice President,        $0
Federated Investors   Mutual Fund Services Division,
Tower                 Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

-------------------------------------------------------------- -------------
C. Grant Anderson     Principal Occupations: Corporate              $0
Federated Investors   Counsel, Federated Investors, Inc.;
Tower                 Vice President, Federated Services
Pittsburgh, PA        Company.
Birth date:
November 6, 1940

Secretary

-------------------------------------------------------------- -------------
** Officers do not receive any compensation from the Funds.





COMMITTEES of the board
Board     Committee        Committee Functions                     Meetings Held
Committee Members                                                    During Last
                                                                     Fiscal Year

 Audit    Randall I.       The Audit Committee reviews and                  One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of the
          Daniel R.        audits and report the results to the full
          Gernatt, Jr.     Board; evaluates the independence of the
          George K.        auditors, reviews the Funds' internal
          Hambleton, Jr.   audit function; and investigates any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.



---------------------------------------------------------------------------

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2001
Interested           Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned--      the Trust
                     in Fund[s]
Mark J. Czarnecki                  Over $100,000
     VISION Mid      $1-$10,000
Cap Stock Fund
     VISION Large
Cap Value          -----------------------------
-------------------  $10,000-$50,000
     Fund
     VISION
Tax-Free Money     -----------------------------
-------------------  Over
     Market Fund       $100,000

-------------------

Independent          Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned--      the Trust
                     in Fund[s]
Randall I.                 None             None
Benderson

Joseph J. Castiglia                   $1-$10,000
     VISION Money    $1-$10,000
Market Fund

John S. Cramer                        $1-$10,000
     VISION Large    $1-$10,000
Cap Core Fund
     VISION
Managed Allocation -----------------------------
-------------------  $1-$10,000
     Fund -
Aggressive Growth
     VISION
International      -----------------------------
Equity               $1-$10,000
-------------------
     Fund

Daniel R. Gernatt,         None             None
Jr.

George K.                        $50,000-$100,000
Hambleton, Jr.
     VISION
Institutional Prime-----------------------------
-------------------  $50,000-$100,000
     Money Market
Fund


---------------------------------------------------------------------------









INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the Investment Company Act of 1940 ("1940 Act"), the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's and subadvisers' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Adviser's and subadvisers' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the adviser and subadvisers. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Adviser and subadvisers from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and subadviser on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and subadviser. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Adviser and the subadviser and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Adviser are responding to them.

The Board also receives financial information about the Adviser and subadviser, including reports on the compensation and benefits the Adviser or subadviser, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's or subadviser's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Adviser or subadviser may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the VISION family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by M&T.



Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser, subadvisers and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser and sub-advisers will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser and sub-advisers may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser and sub-advisers may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser and sub-advisers make decisions on portfolio transactions and select brokers and dealers subject to review by the Funds' Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or sub-advisers in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser, the sub-advisers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser, the sub-advisers and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The administrative services are provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.06%                on the first $2 billion
---------------------------------------------------------------
0.03%                on the next $3 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.04%                on the first $5 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------


FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

Service Arrangements Prior To November 1, 2000
Prior to November 1, 2000, different servicing arrangements were in place for the Corporation. Federated Administrative Services (FAS) served as administrator for the Corporation, and provided the Funds with certain administrative personnel and services necessary to operate the Funds. FSC served as transfer agent (through its affiliate, FSSC) and fund accountant for the Corporation, and provided the Funds with certain financial, administrative, transfer agency and fund accounting services. FAS, FSC and FSSC are indirect wholly owned subsidiaries of Federated Investors, Inc. These services were provided for an aggregate annual fee as specified below:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds, Inc.
---------------------------------------------------------------
0.140 of 1%          on the first $1.4 billion
---------------------------------------------------------------
0.100 of 1%          on the next $750 million
---------------------------------------------------------------
0.070%               on assets in excess of $2.15 billion
---------------------------------------------------------------



Prior to December 1, 1997, FAS was paid an administrative fee by the Funds based on the following schedule:
Maximum           Average  Aggregate Daily Net Assets of
Administrative    the Vision Group of Funds, Inc.
Fee
---------------------------------------------------------
0.150 of 1%       on the first $250 million
---------------------------------------------------------
0.125 of 1%       on the next $250 million
---------------------------------------------------------
0.100 of 1%       on the next $250 million
---------------------------------------------------------
0.075 of 1%       on assets in excess of $750 million
---------------------------------------------------------

The minimum administrative fee received during any year was $50,000 per Fund.


CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. Effective November 1, 2000, State Street Bank and Trust Company provides financial administration and fund accounting services the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT Auditors
The independent auditors for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.



HOW DO THE FUNDS MEASURE PERFORMANCE?
===========================================================================

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by
(ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|.....references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

|     charts,  graphs  and  illustrations  using  the  Funds'  returns,  or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

|     discussions  of economic,  financial and political  developments  and
   their  impact  on  the  securities   market,   including  the  portfolio
   manager's views on how such developments could impact the Funds; and

|     information  about the mutual fund  industry from sources such as the
   Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

|     Lipper  Analytical  Services,   Inc.  ranks  funds  in  various  fund
   categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Government Fund and the NY Municipal Income Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature. (All Funds)

|     Dow Jones  Industrial  Average  ("DJIA")  represents  share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Equity Funds)

|     Standard & Poor's  Daily  Stock  Price  Indices of 500 And 400 Common
   Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures. (Equity Funds)

|     Consumer  Price  Index is  generally  considered  to be a measure  of inflation. (All Funds)

|     New York Stock  Exchange  Composite  Index is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes. (Equity Funds)

|     Value Line  Composite  Index consists of  approximately  1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income. (Equity Funds)

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a
   financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

|     Morningstar,  Inc., an independent  rating service,  is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Income and Equity Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available according to the Investment Company Institute.


INVESTMENT RATINGS
===========================================================================


Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Fitch IBCA, Inc./Fitch Investors Service, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.


ADDRESSES
===========================================================================

VISION Managed Allocation Fund - Conservative Growth

Class B Shares

VISION Managed Allocation Fund - Moderate Growth

Class B Shares

VISION Managed Allocation Fund - Aggressive Growth

Class B Shares


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779


Investment Adviser
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PART C.    OTHER INFORMATION.
Item 23.
            (a)   (i)   Conformed copy of Amended Articles of Incorporation
                  of the Registrant; (21)
                  (ii)  Conformed copy of Articles Supplementary; (8)
                  (iii) Conformed copy of Articles Supplementary dated May 29,
                        1996; (15)
(iv)  Conformed copy of Articles Supplementary dated  April 20, 1998; (21)
(v)         Conformed Copy of Articles of Amendment effective     June 1,
                     1999; (25)
(vi)        Conformed Copy of Articles Supplementary effective
                     June 1, 1999; (25)
(vii)       Conformed copy of Articles Supplementary, dated June 21, 1999;
                        (30)
                 (viii)Conformed copy of Certificate of Correction, dated August
                        3, 1999; (30)
(ix)  Conformed copy of Articles of Amendment, dated August 2, 1999; (30)
(x)   Conformed copy of Articles Supplementary, dated August 2, 1999; (30)
(xi)  Conformed copy of Articles of Amendment, dated October 14, 1999; (30)
(xii) Conformed copy of Articles Supplementary, dated June 1, 2000; (30)
(xiii)      Conformed copy of Agreement and Declaration of Trust of Vision
                       Group of Funds, a Delaware Business Trust (reorganization
                        of Registrant); (33)
                 (xiv) Conformed copy of Certificate of Trust of Vision Group of
                        Funds, a Delaware Business Trust (reorganization of
                        Registrant); (33)
            (b)   (i)   Copy of By-Laws of the Registrant; (11)
                  (ii)  Copy of Amendment No. 1 to Bylaws; (21)


+   All exhibits have been filed electronically
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 22, 1998 (File Nos. 33-20673 and 811-5514)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)

                  (iii) Copy of By-Laws of Vision Group of Funds, a Delaware
                        Business Trust (reorganization of Registrant); (31)
            (c)   (i)   Copy of Specimen Certificate for Shares of Capital
                        Stock of the Registrant; (8)
                  (ii)  Copy of Specimen Certificate for Shares of Capital
                        Stock of the Vision Capital Appreciation Fund; (15)
            (d)   (i)   Conformed copy of Investment Advisory Contract of the
                        Registrant; (9)
(ii)        Conformed copy of Sub-advisory Agreement for the      Vision
                     New York Tax-Free Money Market Fund; (23)
                  (iii) Conformed copy of Exhibit B to Investment Advisory
                        Contract; (14)
(iv)   Conformed copy of Exhibit C to Investment Advisory   Contract; (19)
(v)         Conformed copy of Investment Advisory Contract for    the
                     Vision New York Tax-Free Money Market Fund   including
                     Exhibit A; (23)
                  (vi)  Conformed copy of Exhibit D to the Investment Advisory
                        Contract; (28)
                  (vii) Conformed copy of Exhibit E to the Investment Advisory
                        Contract; (28)
                  (viii)Conformed copy of Assignment of Sub-Advisory Agreement for Vision New York Tax-Free Money Market Fund; (28)


+   All exhibits have been filed electronically
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed September 24, 1997. (File Nos. 33-20673 and 811-5514)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)


                 (ix)   Conformed copy of Sub-advisory Agreement for the Vision
                        Mid Cap Stock Fund; (34)
                 (x)    Conformed copy of Sub-advisory Agreement for the Vision
                        Large Cap Growth Fund; (33)
                 (xi)   Conformed copy of Investment Advisory Contract Letter
                        Agreement, dated October 24, 2000. (33)
                 (xii)  Conformed copy of Investment Advisory Agreement of the
                        Registrant (11 funds) dated November 1, 2000, and
                        Exhibits A through K; (34)
                 (xiii) Conformed copy of Investment Advisory Agreement of the
                        Registrant (2 money market funds) dated
                        November 1, 2000; (34)
                 (xiv)  Conformed copy of Investment Advisory Agreement of the
                        Registrant (5 funds) dated November 1, 2000, and
                        Exhibits A through D; (34)
                 (xv)   Conformed copy of Sub-Advisory Agreement for the Vision
                        New York Tax-Free Money Market Fund, dated November 1,
                        2000; (34)
                 (xvi)  Conformed copy of Sub-Advisory Agreement for the Vision
                        Small Cap Stock Fund (Mazama Capital Management, Inc.),
                        dated July 2, 2001; (34)
                 (xvii) Conformed copy of Amendment to Sub-Advisory Agreement for Vision Small Cap Stock Fund (Mazama Capital
                        Management, Inc.), dated February 21, 2001; (35)
                 (xviii)Conformed copy of Sub-Advisory Agreement for Vision
                        Small Cap Stock Fund (LSV Asset Management), dated July
                        2, 2001 and Amendment; (35)
            (e)  (i)    Conformed copy of Distributor's Contract of the
                        Registrant; (9)
                 (ii)   Conformed copy of Exhibit C to Distributor's Contract;
                        (14)
                 (iii)  Conformed copy of Exhibit D to the Distributor's
                        Contract; (20)
(iv)        Conformed copy of Exhibit E to the Distributor's
                    Contract; (22)
(v)         Conformed Copy of Exhibit F to the Distributor's Contract;
                     (25)
(vi)        Conformed Copy of Exhibits G & H to the Distributor's
                     Contract; (26)
                 (vii)  Conformed copy of Administrative Services Agreement of the Registrant; (9)
(viii)      Conformed copy of Shareholder Services Plan of Registrant; (9)

__________________________________
                                  --
+   All exhibits have been filed electronically
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14, 2000 (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)

34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)




I.          Conformed copy of Exhibit A to Amended and Restated
                    Shareholder Services Plan; (22)
II.         Conformed copy of Amendment #2 to Exhibit A to  Amended and
                    Restated Shareholder Services Plan; (26)
III.        Conformed copy of Amended and Restated Shareholder    Services
                    Agreement; (13)
IV.         Copy of Amendment No. 1 to Exhibit A to Shareholder   Services
                    Agreement; (14)
(xiii)      Conformed Copy of Amendment No. 2 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xiv) Conformed copy of Amendment No. 1 to Exhibit A to Amended and Restated Shareholder Services Plan; (24)
                 (xv)   Conformed copy of Amendment No. 3 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xvi)  Conformed copy of Amendment No. 4 to Exhibit A to
                        Shareholder Services Agreement; (28)
                 (xvii) Conformed copy of Exhibit I to the Distributor's
                        Contract; (28)
                 (xviii)Conformed copy of Amendment No. 3 to Exhibit A to
                        Amended and Restated Shareholder Services Plan; (28)
                 (xix)   Conformed copy of Distributor's Contract of the
                         Registrant, dated November 1, 2000; (33)
                 (xx)    Conformed copy of Shareholder Services Agreement
                         Letter Agreement, dated October 24, 2000; (33)
                 (xxi)   Conformed copy of Shareholder Services Plan of the
                         Registrant, dated November 1, 2000. (33)
                 (xxii)  Conformed copy of Agreement for Administrative
                         Services of the Registrant, dated November 1, 2000;
                         (34)
                 (xxiii) Conformed copy of Shareholder Services Agreement,
                         dated November 8, 2000; (34)
                 (xxiv)  Conformed copy of Exhibit A to the Shareholder
                          Services Agreement; (35)
                 (xxv)   Conformed copy of Exhibit A to the Shareholder
                          Services Plan; (35)
                 (xxvi)  Conformed copy of Exhibit F to the Distributor's
                          Contract; (35)
            (f)   Not applicable;
            (g)   (i)   Conformed copy of Custodian Agreement of the
                        Registrant; (12)
                  (ii)  Copy of Amendment No. 2 to Exhibit A to
                        Custodian Contract; (14)
                  (iii) Copy of Amendment No. 3 to Exhibit A to Custodian
                        Contract; (18)

__________________________________
                                  --
+   All exhibits have been filed electronically
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)




                  (iv) Conformed copy of State Street Domestic Custody Fee Schedule; (20)
                  (v)   Conformed copy of Amendment No. 4 to Exhibit A to
                        Custodian Contract; (25)
                  (vi) Conformed copy of Amendment No. 5 to Exhibit A to Custodian Contract; (26)
                  (vii) Conformed copy of Custodian Agreement of the Registrant, dated November 8, 2000. (33)
                  (viii)Copy of Schedules A-D to the Custodian Agreement of
                        the Registrant; (34)
            (h)   (i)   Conformed copy of Agreement for Fund Accounting
                        Services and Transfer Agency Services; (16)
                  (ii)  Copy of Exhibit 1 to Agreement for Fund Accounting
                        Services and Transfer Agency Services; (18)
                  (iii) Conformed copy of Amendment to Administrative Services
                        Agreement and the Agreement for Fund Accounting Services and Transfer Agency Services; (20)
                  (iv)  Conformed copy of Amendment No. 1 to Exhibit 1 to
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (22)
                  (v)    Conformed copy of Amendment #2 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (24)
                  (vi)   Conformed copy of Amendment #3 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer
                        Agency Services; (26)
                  (vii) Conformed copy of Recordkeeping Agreement including
                         exhibits A-C; (23)
                  (viii)Conformed copy of Amendment #1 to Exhibit A to the
                        Recordkeeping Agreement; (28)
                  (ix)  Conformed copy of Sub-Transfer Agency Agreement; (23)


__________________________________
                                  --
+   All exhibits have been filed electronically
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999. (File Nos. 33-20673 and 811-5514)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)


                  (x) Conformed copy of Amendment No. 1 to Exhibit A of the Sub-Transfer Agency Agreement; (26)
                  (xi) Conformed copy of Amendment No. 2 to Exhibit A to the Recordkeeping Agreement; (27)
                  (xii) Conformed copy of Amendment No. 4 to Exhibit 1 to the
                        Agreement for Fund Accounting Services and Transfer Agency Services. (28)
                  (xiii)Conformed copy of Amendment No. 2 to Exhibit A to the
                        Sub-Transfer Agency Agreement; (30)
                  (xiv) Copy of Exhibit B to the Sub-Transfer Agency Agreement;
                        (30)
                  (xv) Conformed copy of Agreement for Administrative Services and Transfer Agency Services, dated
                         November 1, 2000; (32)
                  (xvi) Conformed copy of Financial Administration and Accounting Services Agreement between Registrant
                         And State Street Bank and Trust Company, dated
                         November 8, 2000. (33)
            (i)   Conformed copy of Opinion and Consent of Counsel as to
                  legality of shares being registered; (11)
            (j)   Not applicable;
            (k)   Not applicable;
            (l)   Conformed copy of Initial Capital Understanding; (11)
(m)   (i)   Copy of Rule 12b-1 Plan; (7)
                  (ii) Conformed copy of 12b-1 Plan for Class B Shares and Exhibit A; (26)
                 (iii) Conformed copy of Exhibit B to Rule 12b-1 Plan; (14)
                 (iv)  Conformed copy of Exhibit C to Rule 12b-1 Plan; (20)
                 (v)   Conformed copy of Exhibit D to Rule 12b-1 Agreement; (22)
                 (vi)  Copy of Rule 12b-1 Agreement; (7)
                 (vii) Copy of Exhibit B to Rule 12b-1 Agreement; (14)

__________________________________
                                  --

+ All Exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed October 21, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)


                  (viii)Copy of Exhibit B to Rule 12b-1 Agreement; (14)
                  (ix)  Copy of Exhibit C to Rule 12b-1 Agreement; (18)
                  (x)   Amended and Restated Plan with conformed copy of
                        Exhibit D; (22)
(xi)  Copy of Dealer (Sales) Agreement; (7)
                  (xii) Conformed copy of Exhibit E to Rule 12b-1 Plan; (24)
                  (xiii)Conformed copy of Exhibit F to Rule 12b-1 Plan; (26)
                  (xiv) Conformed copy of Exhibit B to the Class B Shares
                        Rule 12b-1 Plan; (28)
                  (xv)  Conformed copy of Rule 12b-1 Plan Letter
                        Agreement, dated October 24, 2000; (33)
                  (xvi) Conformed copy of Rule 12b-1 Plan regarding Class
                        A Shares and Class S Shares; (33)
                  (xvii) Conformed copy of Rule 12b-1 Plan regarding Class
                        B Shares; (33)
                  (xviii)Form of Rule 12b-1 Agreement. (33)
            (n)   (i)   Conformed copy of the Registrant's Multiple Class Plan
                        with conformed copies of Exhibits A and B; (22)
(ii)  Conformed copy of Exhibit C to the Multiple Class Plan; (26)
(iii)                  Conformed copy of Exhibit D to the Multiple Class
Plan; (28)
(iv)  Conformed copy of Multiple Class Plan dated November 1, 2000; (33)
(v)                     Conformed copy of Multiple Class Plan dated
                        May 23, 2001; (34)
(vi)                    Conformed copy of Exhibit E to the Multiple Class
Plan; (35)
            (o)   Conformed copy of Power of Attorney; (31)
                  (i) Conformed copy of Power of Attorney of Trustee John S.
                      Cramer; (33)
            (p)   (i)   Copy of Code of Ethics for Access Persons
                        (Manufacturers and Traders Trust Company); (30)
                  (ii)  Copy of Code of Ethics of Vision Group of Funds,
                        Inc.; (29)
                  (iii) Copy of Montag & Caldwell, Inc. Code of Ethics and
                        Standards of Practice; (34)
                  (iv)  Copy of Independence Investment Associates, Inc. and
                        Subsidiaries Code of Ethics; (30)

__________________________________
                                  --
+  All exhibits have been filed electronically
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed August 20, 1999, (File Nos. 33-20673 and 811-5514)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed February 29, 2000 (File Nos. 33-20673 and 811-5514)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed April 14, 2000, (File Nos. 33-20673 and 811-5514)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000, (File Nos. 33-20673 and 811-5514)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed August 25, 2000, (File Nos. 33-20673 and 811-5514)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed February 14, 2001, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed December 21, 2001, (File Nos. 33-20673 and 811-5514)




                  (v) The Registrant hereby incorporates, on behalf of the Distributor and a Sub-Adviser, the conformed copy of the Code of Ethics for Access Persons from Item 23(p)
      of the Federated Managed Allocation Portfolios
                        Registration Statement on Form N-1A filed with the Commission on January 25, 2001 (File Nos. 33-51247 and 811-7129).
                  (vi) Copy of Code of Ethics of Martindale Andres & Company, LLC; (32)
                  (vii) Copy of Code of Ethics of UBS Brinson/Brinson Partners,
                        Inc.; (32)
                  (viii)Copy of Code of Ethics of LSV Asset Management; (34)
                  (ix) Copy of Code of Ethics of Mazama Capital Management, Inc.; (34)

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            --------------------------------------------------------------
            None

Item 25.    Indemnification:  7
            ----------------

Item 26.    Business and Other Connections of Investment Adviser:
            -----------------------------------------------------

    (a) M&T Asset Management, a department of Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $28.9 billion bank holding company, as of December 31, 2000, headquartered in Buffalo, New York. As of December 31, 2000, M&T Bank had over 449 offices throughout New York State and Pennsylvania, and an office in Nassau, The Bahamas.

            M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York and Pennsylvania. As of December 31, 2000, M&T Bank had over $7.7 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 2000, M&T Bank managed $2.4 billion in VISION money market mutual fund assets and $313.4 million in net assets of fluctuating mutual funds. Except for VISION Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

            The principal executive Officers and the Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.







_____________________
                     ---------------

+ All Exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A filed November 8, 2000, (File Nos. 33-20673 and 811-5514)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed August 27, 2001, (File Nos. 33-20673 and 811-5514)


      (b)
                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment
------------------              -------------         ----------------------

William F. Allyn                Director              President, Welch Allyn
P.O. Box 50                                           Ventures, LLC
Skaneateles Falls, NY  13153-0050

Brent D. Baird                  Director              Private Investor
1350 One M&T Plaza
Buffalo, NY  14203-2396

Robert J. Bennett               Director and          Chairman, M&T Bank
P.O. Box 4983                   Executive Officer     Corporation and Vice
Syracuse, NY  13221-4983                              Chairman, M&T Bank

C. Angela Bontempo              Director              President and Chief
207 Commerce Drive                                    Executive Officer,
Amherst, NY  14228-2302                               Bryant and Stratton
                                                      Business Institute, Inc.

Robert T. Brady                 Director              Chairman of the Board
East Aurora, NY  14052-0018                           and Chief Executive
Officer, Moog Inc.

Emerson L. Brumback             Executive Officer     Executive Vice
One M&T Plaza, 19th Floor                             President, M&T Bank
Buffalo, NY  14203-2396                               Corporation and
                                                      M&T Bank

R. Carlos Carballada            Director              Assistant to the
255 East Avenue                                       Chairman, M&T Bank
3rd Floor                                             Corporation and
Rochester, NY 14604-2624                              M&T Bank

Atwood Collins, III             Executive Officer     Executive Vice
350 Park Avenue                                       President and
6th Floor                                             Chairman,
New York, NY  10022-6022                              New York City Division
                                                      of Manufacturers and
Traders Trust Company;
                                                      and Executive Vice
                                                      President, M&T Bank
                                                      Corporation

Mark J. Czarnecki               Executive Officer     Executive Vice
One M&T Plaza                                         President,
9th Floor                                             Manufacturers and
Buffalo, NY  14203-2399                               Traders Trust Company


Richard E. Garman               Director              President and Chief
2544 Clinton Street                                   Executive Officer,
Buffalo, NY  14224-1092                               A.B.C. Paving Co., Inc.
and Buffalo Crushed                                               Stone, Inc.

                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment
------------------              -------------         ----------------------

James V. Glynn                  Director              President,
151 Buffalo Avenue                                    Maid of the Mist
Suite 204                                             Corporation
Niagara Falls, NY  14303-1288

Brian E. Hickey                 Executive Officer     Executive Vice President
255 East Avenue                                       and President, Rochester
3rd Floor                                             Division-Manufacturers
Rochester, NY  14604-2624                             and Traders Trust
Company; and Executive
                                                      Vice President,
                                                      M&T Bank Corporation

Patrick W.E. Hodgson            Director              President, Cinnamon
60 Bedford Road                                       Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

James L. Hoffman                Executive Officer     Executive Vice President
700 Corporate Blvd.                                   and President, Hudson
Suite 701                                             Valley Division-Newburgh,
NY  12550-6046                                        Manufacturers
                                                      and Traders Trust
Company; and
                                                      Executive Vice
President, M&T Bank                                               Corporation

Samuel T. Hubbard, Jr.          Director              President & Chief
1059 West Ridge Road                                  Executive Officer,
Rochester, NY  14615-2731                             Genessee Corporation

Adam C. Kugler                  Executive Officer     Executive Vice President
350 Park Avenue                                       and Treasurer, M&T Bank
6th Floor                                             Corporation and M&T Bank
New York, NY  10022-6022

Ray E. Logan                    Executive Officer     Executive Vice
One M&T Plaza                                         President, M&T Bank
11th Floor
Buffalo, NY 14203-2399

Reginal B. Newman, II           Director              President, NOCO
2440 Sheridan Drive                                   Energy Corp.
Tonawanda, NY 14150-9416

Peter J. O'Donnell, Jr.         Director              President and Chief
675 Highland Avenue                                   Executive Officer, Pine
Clark Green, PA 18411-2502                            Tree Management
                                                      Corporation


                                                      Other Substantial
                                Position with         Business, Profession,
     Name                       the Adviser           Vocation or Employment
------------------              -------------         ----------------------

Jorge G. Pereira                Director              Vice Chairman of the
350 Park Avenue                                       Board, M&T Bank
6th Floor                                             Corporation and
New York, NY  10022-6022                              Manufacturers and
                                                      Traders Trust Company

John L. Pett                    Executive Officer     Executive Vice President
One Fountain Plaza                                    and Chief Credit
9th Floor                                             Officer,
Buffalo, NY  14203-1495                               Manufacturers and
                                                      Traders Trust Company
and M&T Bank Corporation

Michael P. Pinto                Executive Officer     Executive Vice President
One M&T Plaza                                         and Chief Financial
19th Floor                                            Officer, Manufacturers
Buffalo, NY  14203-2399                               and Traders Trust
                                                      Company and M&T Bank
                                                      Corporation

Melinda R. Rich                 Director              President,
P.O. Box 245                                          Rich Entertainment
Buffalo, NY  14240-0245                               Group

Robert E. Sadler, Jr.           Director and          President, Manufacturers
One M&T Plaza                   Executive Officer     and Traders Trust
19th Floor                                            Company and
Buffalo, NY  14203-2399                               Executive Vice
President, M&T Bank
                                                      Corporation

John L. Vensel                  Director            Chairman and Chief Executive
P.O. Box 977                                         Officer, Crucible Materials
Syracuse, NY 13201-0977                               Corporation

Herbert L. Washington           Director              President,
3280 Monroe Avenue                                    H.L.W. Fast Track, Inc.
Rochester, NY  14618-4608

Christine B. Whitman            Director              President and Chief
525 Lee Road                                          Operating Officer,
Rochester, NY 14606-4236                              Vecco Instrument, Inc.

Robert G. Wilmers               Director and          President and Chief
One M&T Plaza                   Executive Officer     Executive Officer,
19th Floor                                            M&T Bank Corporation;
Buffalo, NY  14203-2399                               and Chairman of the
Board and Chief
Executive Officer,                                                Manufacturers
and                                                               Traders Trust
Company


Item 27.  Principal Underwriters:
          -----------------------

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds.



         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              Greg Spralding
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable




Item 28.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

VISION Group of Funds                       Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania  15222-3779
                                            (Notices should be sent to the Agent
      for Service at the above address)

                                           5800 Corporate Drive,
                                            Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder                       P.O. Box 8600
Services Company                            Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company                 Federated Investors Tower
("Co-Administrator")                       1001 Libery Avenue
                                           Pittsburgh, Pennsylvania  15222-3779

M&T Securities, Inc.                      One M&T Plaza
(<< Co-Administrator")                     Buffalo, New York 14240

M&T Asset Management, a department of     One M&T Plaza
Manufacturers and Traders Trust            Buffalo, New York  14240
Company
("Adviser")

Federated Investment Management Company   Federated Investors Tower
("Sub-Adviser" to the Vision New          1001 Liberty Avenue
York Tax-Free Money Market Fund only)     Pittsburgh, Pennsylvania  15222-3779

Independence Investment LLC               53 State Street
("Sub-Adviser" to the Vision Mid Cap       Boston, Massachusetts 02109
Stock Fund only)

Montag & Caldwell, Inc.                   3455 Peachtree Road, N.E.
("Sub-Adviser" to the Vision Large        Suite 1200
Cap Growth Fund only)                     Atlanta, Georgia 30326-3248

UBS Global Asset Management
(Americas) Inc.                           209 South LaSalle Street
("Sub-Adviser" to the Vision              Chicago, Illinois 60604
International Equity Fund only)

LSV Asset Management                      200 West Madison Street
("Sub-Adviser" to the Vision              Suite 2780
Small Cap Stock Fund only)                Chicago, Illinois 60806

Mazama Capital Management, Inc.           One SW Columbia Street
("Sub-Adviser" to the Vision              Suite 1860
Small Cap Stock Fund only)                Portland, OR 97258

State Street Bank and Trust Company       P.O. Box 8609
("Custodian")                             Boston, Massachusetts 02266-8609




Item 29.    Management Services:  Not applicable.
            --------------------





Item 30.    Undertakings:
            -------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.


                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 12th day of April, 2002.

                           VISION GROUP OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  April 12, 2002




    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          April 12, 2002
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               Chairman and Treasurer
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Randall I. Benderson*             Trustee

Joseph J. Castiglia*              Trustee

John S. Cramer*                   Trustee

Mark J. Czarnecki*                Trustee

Daniel R. Gernatt, Jr.*           Trustee

George K. Hambleton, Jr.*         Trustee



* By Power of Attorney